UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)           (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: November 30 (MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund and MainStay Cushing Energy Income Fund)

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 28, 2019 is filed herewith.

Mainstay Cushing Energy Income Fund

Portfolio of Investments February 28, 2019 (Unaudited)

Common Stocks 68.6% †	Shares	Value
Diversified General Partners 2.5%
United States 2.5%
Marathon Oil Corporation	50,000	$830,000

Exploration & Production 49.4%
Canada 7.5%
Canadian Natural Resources Ltd.	30,000	852,000
Suncor Energy, Inc.	27,733	955,679
Vermilion Energy, Inc.	26,937	689,048
France 6.0%
Total S.A.	35,358	2,012,224
Netherlands 5.7%
Royal Dutch Shell PLC	30,647	1,906,550
United Kingdom 6.0%
BP PLC	46,713	1,992,309
United States 24.2%
Cabot Oil & Gas Corporation	27,480	676,558
Chevron Corporation	9,000	1,076,220
Cimarex Energy Company	11,000	791,010
EOG Resources, Inc.	15,356	1,443,464
Noble Energy, Inc.	37,455	829,628
Occidental Petroleum Corporation	20,106	1,330,012
Parsley Energy, Inc. (a)	53,649	973,193
Pioneer Natural Resource Company	6,835	963,393
		16,491,288
Large Cap Diversified C Corps 3.7%
United States 3.7%
ONEOK, Inc.	19,000	1,220,940

Natural Gas Gatherers & Processors 4.3%
United States 4.3%
Targa Resources Corporation	36,082	1,451,940

Oil & Gas Exploration & Production 5.3%
United States 5.3%
ConocoPhillips Company	12,000	814,200
Diamondback Energy, Inc.	9,429	970,527
		1,784,727
Oil & Gas Refining & Marketing 3.4%
United States 3.4%
WPX Energy, Inc. (a)	91,000	1,122,940

Total Common Stocks (Cost $20,712,629)		22,901,835

MLP Investments and Related Companies 23.0%
Large Cap MLP 5.8%
United States 5.8%
Energy Transfer, L.P.	131,098	1,938,943

Marine 4.2%
Republic of the Marshall Islands 4.2%
GasLog Partners, L.P.	63,698	1,407,726

Natural Gas Gatherers & Processors 4.9%
United States 4.9%
DCP Midstream Partners, L.P.	51,000	1,643,730

Upstream 3.0%
United States 3.0%
Kimbell Royalty Partners, L.P.	55,900	978,250

Upstream MLPs 5.1%
United States 5.1%
Mid-Con Energy Partners, L.P. (a)(b)(c)	348,837	341,825
Viper Energy Partners, L.P.	41,169	1,354,872
		1,696,697
Total MLP Investments and Related Companies (Cost $7,756,547)		7,665,346

Fixed Income 5.7%	Principal Amount
Exploration & Production 2.9%
United States 2.9%
HighPoint Resources
7.00%, 10/15/2022	$500,000	481,250
QEP Resources, Inc.
5.63%, 03/01/2026	500,000	471,250
		952,500
Oil & Gas Exploration & Production 0.9%
United States 0.9%
Sanchez Energy Corporation
6.13%, 01/15/2023	2,000,000	305,000
Upstream MLPs 1.9%
United States 1.9%
Legacy Reserves, L.P.
6.63%, 12/01/2021	1,500,000	637,500
Total Fixed Income (Cost $4,222,171)		1,895,000

Short-Term Investments - Investment Companies 2.4%
United States 2.4%
Fidelity Government Portfolio Fund - Institutional Class, 2.29% (d)	197,971	197,971
First American Prime Obligations Fund - Class Z, 2.29% (d)	197,972	197,972
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.30% (d)	197,972	197,972
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.31% (d)	197,972	197,972

Total Short-Term Investments - Investment Companies (Cost $791,887)		791,887

Total Investments (Cost $33,483,234)	99.7%	33,254,068
Other Assets, Less Liabilities	0.3	101,618
Net Assets	100.0%	$33,355,686

†	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Non-income producing security.
(b)	Illiquid security - As of February 28, 2019, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $341,825, which represented 1.02% of the Fund's net assets.
(c)	Fair Value Security - represents fair value measured in good faith under procedures approved by the Board of Trustees. As of February 28, 2019, the total market value of these securities was $341,825, which represented 1.02% of the Fund's net assets.
(d)	Current yield as of February 28, 2019.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other		Significant
	Markets for	Observable		Unobservable
	Identical Assets	Inputs		Inputs
Description	(Level 1)	(Level 2)		(Level 3)	Total
Investments in Securities (a)
Common Stocks	$22,901,835	$–		$–	$22,901,835
MLP Investments and Related Companies	7,323,521	341,825	(b)	–	7,665,346
Fixed Income	–	1,895,000		–	1,895,000
Short-Term Investments - Investment Companies	791,887	–		–	791,887
Total Investments in Securities	$31,017,243	$2,236,825		$–	$33,254,068

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 2 security valued at $341,825, is held in Upstream within the MLP Investments and Related Companies section of the Portfolio of Investments.

Mainstay Cushing MLP Premier Fund

Portfolio of Investments February 28, 2019 (Unaudited)

Common Stocks 36.0% †	Shares	Value
General Partners 3.7%
United States 3.7%
EnLink Midstream LLC	4,296,955	$47,911,048

Large Cap Diversified C Corps 24.0%
Canada 4.1%
Pembina Pipeline Corporation	1,435,000	52,578,400
United States 19.9%
Kinder Morgan, Inc.	6,190,000	118,600,400
ONEOK, Inc.	1,152,876	74,083,812
Williams Companies, Inc.	2,443,964	65,229,399
		310,492,011
Large Cap MLP 3.2%
Canada 3.2%
Enbridge, Inc.	1,125,000	41,613,750

Natural Gas Gatherers & Processors 5.1%
United States 5.1%
Targa Resources Corporation	1,624,975	65,388,994

Total Common Stocks (Cost $418,498,440)		465,405,803

MLP Investments and Related Companies 57.0%
Coal 1.2%
United States 1.2%
Alliance Resource Partners, L.P.	800,000	15,520,000

Crude Oil & Refined Products 3.9%
United States 3.9%
NuStar Energy, L.P.	975,000	25,262,250
Phillips 66 Partners, L.P.	522,000	25,609,320
		50,871,570
General Partners 8.5%
United States 8.5%
Energy Transfer, L.P.	7,400,351	109,451,192

Large Cap MLP 29.5%
United States 29.5%
Enterprise Products Partners, L.P.	3,909,750	108,104,587
Magellan Midstream Partners, L.P.	1,324,340	80,612,576
MPLX, L.P.	2,093,126	69,408,058
Plains All American Pipeline, L.P.	3,847,905	89,810,103
Western Midstream Partners, L.P.	1,019,615	34,116,318
		382,051,642
Natural Gas Gatherers & Processors 10.5%
United States 10.5%
Antero Midstream Partners, L.P.	1,405,103	33,933,237
CNX Midstream Partners, L.P.	655,600	10,168,356
Crestwood Equity Partners, L.P.	1,230,000	39,015,600
DCP Midstream Partners, L.P.	991,000	31,939,930
Enable Midstream Partners, L.P.	1,375,000	20,446,250
		135,503,373
Natural Gas Transportation & Storage 1.2%
United States 1.2%
EQT Midstream Partners, L.P.	400,000	15,548,000

YieldCo 2.2%
United States 2.2%
NextEra Energy Partners, L.P.	650,000	28,073,500

Total MLP Investments and Related Companies (Cost $577,033,267)		737,019,277

Short-Term Investments - Investment Companies 6.9%
United States 6.9%
Fidelity Government Portfolio Fund - Institutional Class, 2.29% (a)	22,439,667	22,439,667
First American Prime Obligations Fund - Class Z, 2.29% (a)	22,439,667	22,439,667
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.30% (a)	22,439,667	22,439,667
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.31% (a)	22,439,667	22,439,667

Total Short-Term Investments - Investment Companies (Cost $89,758,668)		89,758,668

Total Investments (Cost $1,085,290,375)	99.9%	1,292,183,748
Other Assets, Less Liabilities	0.1	1,089,952
Net Assets	100.0%	$1,293,273,700

†	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Current yield as of February 28, 2019.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$465,405,803	$–	$–	$465,405,803
MLP Investments and Related Companies	737,019,277	–	–	737,019,277
Short-Term Investments - Investment Companies	89,758,668	–	–	89,758,668
Total Investments in Securities	$1,292,183,748	$–	$–	$1,292,183,748

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Mainstay Cushing Renaissance Advantage Fund

Portfolio of Investments February 28, 2019 (Unaudited)

Common Stocks 71.0% †	Shares	Value
Chemicals 2.2%
Netherlands 1.4%
LyondellBasell Industries NV	13,680	$1,169,914
United States 0.8%
Westlake Chemical Corporation	9,384	655,660
		1,825,574
Diversified General Partners 2.7%
United States 2.7%
Marathon Petroleum Corporation	34,946	2,167,001

Exploration & Production 8.4%
Canada 0.5%
Vermilion Energy, Inc.	17,214	440,334
United States 7.9%
Concho Resources, Inc. (a)	17,997	1,979,670
Extraction Oil & Gas, Inc. (a)	633	2,659
Parsley Energy, Inc. (a)	62,846	1,140,026
Pioneer Natural Resource Company	10,648	1,500,836
Rosehill Resources, Inc. (a)	180,470	546,824
Tellurian, Inc. (a)	121,461	1,246,190
		6,856,539
General Partners 2.7%
United States 2.7%
EnLink Midstream LLC	197,045	2,197,052

Industrials 4.2%
Ireland 1.0%
Eaton Corporation PLC	10,621	847,237
United States 3.2%
Jacobs Engineering Group, Inc.	24,104	1,778,393
Knight-Swift Transportation Holdings, Inc.	24,876	836,580
		3,462,210
Large Cap Diversified C Corps 4.9%
United States 4.9%
Cheniere Energy, Inc. (a)	49,416	3,184,861
Williams Companies, Inc.	30,493	813,858
		3,998,719
Machinery 8.1%
United States 8.1%
IDEX Corporation	8,857	1,276,294
Itron, Inc. (a)	15,438	818,368
Oshkosh Corporation	17,377	1,352,104
Wabtec Corporation	25,625	1,877,288
Xylem, Inc.	17,028	1,286,465
		6,610,519
Materials 2.0%
United States 2.0%
Summit Materials, Inc. (a)	51,604	877,268
Vulcan Materials Company	6,408	714,236
		1,591,504
Natural Gas Gatherers & Processors 3.2%
United States 3.2%
Targa Resources Corporation	65,176	2,622,682

Oil & Gas & Equipment 0.5%
United States 0.5%
US Well Services, Inc. (a)	50,719	408,288

Oil & Gas Equipment & Services 2.2%
United States 2.2%
Gardner Denver Holdings, Inc. (a)	38,712	1,039,417
Select Energy Services, Inc. (a)	71,417	719,884
		1,759,301
Oil & Gas Exploration & Production 5.6%
United States 5.6%
Cimarex Energy Company	11,086	797,194
Continental Resources, Inc. (a)	9,521	424,732
Diamondback Energy, Inc.	32,931	3,389,588
		4,611,514
Oil & Gas Refining & Marketing 3.9%
United States 3.9%
CVR Energy, Inc.	18,962	768,719
WPX Energy, Inc. (a)	194,002	2,393,985
		3,162,704
Oil & Gas Services 4.1%
United States 4.1%
New Fortress Energy LLC (a)	147,400	2,272,908
Patterson Utilities Energy, Inc.	83,165	1,102,768
		3,375,676
Refiners 6.3%
United States 6.3%
Delek US Holdings, Inc.	18,146	642,005
HollyFrontier Corporation	22,299	1,141,709
Valero Energy Corporation	41,644	3,396,485
		5,180,199
Trading Companies & Distributors 2.0%
United States 2.0%
United Rentals, Inc. (a)	12,121	1,631,365

Transportation 6.9%
United States 6.9%
J.B. Hunt Transport Services, Inc.	8,050	866,743
Kirby Corporation (a)	15,421	1,144,547
Navistar International Corporation (a)	10,781	413,667
Union Pacific Corporation	11,891	1,994,121
XPO Logistics, Inc. (a)	23,662	1,191,382
		5,610,460
YieldCo 1.1%
United States 1.1%
Clearway Energy, Inc.	59,327	889,312

Total Common Stocks (Cost $58,145,262)		57,960,619

MLP Investments and Related Companies 24.1%
General Partners 4.5%
United States 4.5%
Energy Transfer, L.P.	250,877	3,710,471

Large Cap MLP 6.0%
United States 6.0%
Enterprise Products Partners, L.P.	44,255	1,223,651
Plains All American Pipeline, L.P.	95,434	2,227,429
Western Midstream Partners, L.P.	44,490	1,488,647
		4,939,727
Marine 1.0%
Republic of the Marshall Islands 1.0%
GasLog Partners, L.P.	37,016	818,054

Natural Gas Gatherers & Processors 4.2%
United States 4.2%
DCP Midstream Partners, L.P.	106,060	3,418,314

Natural Gas Transportation & Storage 1.4%
United States 1.4%
Tallgrass Energy, L.P.	49,924	1,129,780

Shipping General Partners 2.4%
Bermuda 2.4%
Golar LNG Ltd.	96,627	1,994,381

Upstream MLPs 2.6%
United States 2.6%
Viper Energy Partners, L.P.	63,380	2,085,836

YieldCo 2.0%
United States 2.0%
NextEra Energy Partners, L.P.	37,828	1,633,791

Total MLP Investments and Related Companies (Cost $18,928,391)		19,730,354

Short-Term Investments - Investment Companies 8.1%
United States 8.1%
Fidelity Government Portfolio Fund - Institutional Class, 2.29% (b)	1,643,446	1,643,446
First American Prime Obligations Fund - Class Z, 2.29% (b)	1,643,447	1,643,447
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.30% (b)	1,643,447	1,643,447
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.31% (b)	1,643,447	1,643,447

Total Short-Term Investments - Investment Companies (Cost $6,573,787)		6,573,787

Total Investments (Cost $83,647,440)	103.2%	84,264,760
Other Assets, Less Liabilities	(3.2)	(2,607,652)
Net Assets	100.0%	$81,657,108

†	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Non-income producing security.
(b)	Current yield as of February 28, 2019.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2019, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$57,960,619	$–	$–	$57,960,619
MLP Investments and Related Companies	19,730,354	–	–	19,730,354
Short-Term Investments - Investment Companies	6,573,787	–	–	6,573,787
Total Investments in Securities	$84,264,760	$–	$–	$84,264,760

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS February 28, 2019 (Unaudited)

SECURITIES VALUATION

This report is exclusively for MainStay Cushing Energy Income, MainStay Cushing MLP Premier and MainStay Cushing Renaissance Advantage Funds (collectively referred to as the “MainStay Cushing Funds”).

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the “Board”) adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund’s securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the MainStay Funds Trust (the “Valuation Committee”). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the MainStay Cushing Funds’ assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the “Manager”), aided to whatever extent necessary by the Subadvisor to each MainStay Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor, or the MainStay Cushing Funds’ third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each MainStay Cushing Fund. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of February 28, 2019, the aggregate value by input level of each MainStay Cushing Fund’s assets and liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information
• Comparable bonds

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a marketbased approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the MainStay Cushing Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the MainStay Cushing Funds’ valuation procedures are designed to value a security at the price a MainStay Cushing Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a MainStay Cushing Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended February 28, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of February 28, 2019, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities, including exchange-traded funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades.

Investments in mutual funds, including money market funds, are valued at their respective net asset values (“NAVs”) as of the close of the Exchange on the valuation date. The securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an activemarket and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a MainStay Cushing Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a MainStay Cushing Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a MainStay Cushing Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a MainStay Cushing Fund. Under the supervision of the Board, the Manager or Subadvisor determine the liquidity of a MainStay Cushing Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was determined as of February 28, 2019 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of February 28, 2019, securities deemed to be illiquid under procedures approved by the Board are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis

Kirk C. Lehneis

President and Principal Executive Officer

Date: April 26, 2019

By:	/s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial and Accounting Officer

Date: April 26, 2019